Label	Element	Value
AB Impact Municipal Income Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB Impact Municipal Income Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to earn the highest level of current income, exempt from federal taxation, that is available consistent with what the Adviser considers to be an appropriate level of risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “
turns
over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxableaccount. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the
Examples
, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense reimbursement remains in effect for only the first year.
*
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

*	The Examples do not include any fees paid at the wrap fee program or fee-based account level.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing principally in high-yielding municipal securities of any credit quality that (i) score highly on the Adviser’s environmental, social and governance (“ESG”) criteria and (ii) are deemed by the Adviser to have an environmental or social impact in underserved or low socio-economic communities. As a matter of fundamental policy, the Fund invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax (“AMT”) for certain taxpayers.
The Adviser evaluates each security in which the Fund invests using both a traditional municipal bond credit analysis and a consideration of the security’s overall ESG score under the Adviser’s ESG evaluation criteria. Under this ESG evaluation, to arrive at an overall ESG score, each security is scored on environmental, social and governance factors, and the scores are weighted based on the Adviser’s assessment of the relevance of each factor within a given sector (
e.g.
, education, health care, renewable energy and mass transit). For example, social factors are weighted more heavily in the overall ESG score for a security of an issuer in the education sector than they are for a security of an issuer in the mass transit sector, where environmental factors predominate. The Adviser regularly reviews the overall ESG scores assigned to securities under consideration for purposes of determining the securities in which to invest for the Fund.
The Adviser’s ESG evaluation is conducted on an industry sector basis and includes the use of key performance indicators that vary in materiality by sector. The Adviser’s environmental evaluation covers issues such as clean and renewable energy, climate change and water conservation. The Adviser’s social evaluation covers issues such as economic impact, high quality safety-net
healthcare and overall community health needs, and the reduction of achievement gaps between wealthy and poor school districts. The Adviser’s governance evaluation covers issues such as stewardship of debt and capital, board governance and transparency.
The Adviser also assesses a security’s risk and return characteristics as well as a security’s impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality, maturity, sensitivity to interest rates and the expected after-tax
returns of the security under consideration and of the Fund’s other holdings.
The Fund may invest without limit in lower-rated securities (“junk bonds”), which may include securities having the lowest rating, and in unrated securities that, in the Adviser’s judgment, would be lower-rated securities if rated. The Fund may invest in fixed-income securities with any maturity or duration. The Fund will seek to increase income for shareholders by investing in longer-maturity bonds. Consistent with its objective of seeking a higher level of income, the Fund may experience greater volatility and a higher risk of loss of principal than other municipal funds.
The Fund may also invest in:

•	tender option bond transactions (“TOBs”);

•	forward commitments;

•	zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities;

•	certain types of mortgage-related securities; and

•	derivatives, such as options, futures contracts, forwards and swaps.
The Fund may make short sales of securities or maintain a short position, and may use other investment techniques. The Fund may use leverage for investment purposes to increase income through the use of TOBs and derivative instruments, such as interest rate swaps.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Market Risk:
The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

•
ESG Risk:
Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment
reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities selected based on ESG factors may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, “sustainability” is not a uniformly defined characteristic, and the Fund’s sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

•
Credit Risk:
An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and any accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

•
Municipal Market Risk:
This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. For example, the novel coronavirus
(COVID-19)
pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. As the full effects of the
COVID-19
pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may continue or worsen, adversely affecting the performance of the Fund. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the U.S. federal income tax treatment of certain types of municipal securities.

•
Tax Risk:
There is no guarantee that all of the Fund’s income will remain exempt from federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield. The federal income tax treatment of payments in respect of certain derivative contracts is unclear.

•
Below Investment Grade Securities Risk:
Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

•
Interest Rate Risk:
Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

•
Inflation Risk:
This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•
Leverage Risk:
To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

•
Illiquid Investments Risk:
Illiquid investments risk exists when particular investments, such as lower-rated securities, are or become difficult to purchase or sell, possibly preventing the Fund from selling such investments at an advantageous price. The Fund is subject to illiquid investments risk because the market for municipal securities is generally smaller than many other markets. Derivatives and securities involving substantial market and credit risk tend to involve greater illiquid investments risk than most other types of investments.

•
Derivatives Risk:
Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter
derivatives, are also subject to counterparty risk.

•
Management Risk:
The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over the life of the Fund; and

•	how the Fund’s average annual returns for one year and since inception compare to those of a broad-based securities market index.
The performance information does not take into account charges associated with a separate account or wrap fee program or other investment program. If such charges were included, an investor’s return would be lower. The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund’s performance changed from year to year over the life of the Fund; and how the Fund’s average annual returns for one year and since inception compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Through June 30, 2021, the year-to-date unannualized return for the Fund’s shares was 2.83%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 3.94%, 1st quarter, 2019; and Worst Quarter was down -1.92%, 1st quarter, 2020.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2020)
AB Impact Municipal Income Shares | AB Impact Municipal Income Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	none	[2]
After 1 Year	rr_ExpenseExampleYear01	none
After 3 Years	rr_ExpenseExampleYear03	2
After 5 Years	rr_ExpenseExampleYear05	5
After 10 Years	rr_ExpenseExampleYear10	$ 12
2011	rr_AnnualReturn2011	none
2012	rr_AnnualReturn2012	none
2013	rr_AnnualReturn2013	none
2014	rr_AnnualReturn2014	none
2015	rr_AnnualReturn2015	none
2016	rr_AnnualReturn2016	none
2017	rr_AnnualReturn2017	none
2018	rr_AnnualReturn2018	1.14%
2019	rr_AnnualReturn2019	10.72%
2020	rr_AnnualReturn2020	5.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.92%)
1 Year	rr_AverageAnnualReturnYear01	5.88%
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2017
AB Impact Municipal Income Shares | Return After Taxes on Distributions | AB Impact Municipal Income Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.82%
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2017
AB Impact Municipal Income Shares | Return After Taxes on Distributions and Sales of Fund Shares | AB Impact Municipal Income Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 2017
AB Impact Municipal Income Shares | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.21%
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%	[3]

[1]	The Fund does not pay an advisory fee to AllianceBernstein L.P. (the “Adviser”) under the advisory agreement between AB Corporate Shares, on behalf of the Fund, and the Adviser (the “Advisory Agreement”). Shares of the Fund are available only to (i) investors with accounts established under a wrap fee program or other similar fee-based investment program sponsored and maintained by a registered investment adviser or broker-dealer and for which the Adviser is providing advisory and administrative and other similar services for compensation and (ii) institutional advisory clients of the Adviser. Such investors pay a wrap fee, advisory fee or other fee that covers advisory and administrative and other similar services, which fee is paid at the wrap fee program or fee-based account level. Participants in a wrap fee program or other similar fee-based investment program should review the program brochure or literature provided by the sponsor for a discussion of fees and expenses charged.
[2]	Under the Advisory Agreement, the Adviser is contractually responsible for and assumes the obligation for payment of the Fund’s expenses included as “Other Expenses” of the Fund, except certain extraordinary expenses, taxes, brokerage fees and commissions and the costs of borrowing money and other leveraging methods, including interest expenses. This obligation will continue in effect for so long as the Adviser serves as the investment adviser to the Fund pursuant to the Advisory Agreement. In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to reimburse expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. The agreement may only be terminated or changed with the consent of the Fund’s Board of Trustees.
[3]	Inception date: 09/12/2017.